Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
19.	Equity

A.	Share capital
As of December 31, 2024, the share capital is represented by 30,052,722 class “A” ordinary shares with a par value of US$ 0.01 each and 43,917,577 class “B” ordinary shares with a par value of US$ 0.10 each. The class A shares and class B shares will be entitled to participate equally in distributions made by the Group, with economic entitlement proportionate to the number of shares held (and not the voting power of a shareholder).
On March 4, 2024, the Extraordinary Shareholders Meeting approved: i) the conversion through a reverse stock split of 241,546,679 ordinary shares held by the existing shareholders of class A and B shares on a
5.5-to-one
ratio into class B shares, ii) to increase the share capital by S/ 7,453 thousand through capitalization from “Merge and other reserves” and iii) to increase the par value of the class “B” shares to a par value of US$ 0.1 each. The reverse stock split conversion is effective from March 4, 2024.
In accordance with Codification of Staff Accounting Bulletins Topic 4: Equity Accounts, section C, this reverse stock split has been recognized by the Group retrospectively for the Basic and diluted earnings per share calculation in the consolidated financial statements (note 25).
On March 21, 2024, the Company completed its initial public offering (the “IPO”) of 30,000,000 shares of our Series A common stock at a price to the public of US$ 12.00 per share and the Company sold 30,000,000 of such shares. As a consequence, the share capital increased by S/ 1,112 thousand and the share premium increased by S/ 1,204,913 thousand and it includes a deduction of S/ 29,957 thousand related to issuance costs previously recorded in “Other assets” as of December 31, 2023 and S/ 31,812 thousand related to issuance costs incurred in 2024. As of December 31, 2024, these issuance costs were reclassified to Share premium.
On August 29, 2024, the Extraordinary Shareholders Meeting approved to increase the share capital by S/ 2 thousand. This amount corresponds to the shares from the Restricted Share Awards 2023 (note 33).
As of December 31, 2024 the share capital structure of the class “B” is as follows:

Range of shareholding percentage	Number of shareholders	Participation percentage
From 0.01 to 0.79	5	2.47
From 0.80 to 2.37	4	9.50
From 2.38 to 9.13	4	29.77
From 9.14 to 58.26	1	58.26

	14	100.00

As of December 31, 2023, the share capital is represented by 241,544,679 class “A” ordinary shares with a par value of US$ 0.01 each. Each share of our common stock represents the same economic interest, except that, as provided in our by-laws,
each year that dividends are distributed, the class A shares benefit from the right to receive a preferred dividend consisting of 100% of any dividends distributed until we have distributed US$ 1 billion in the aggregate in dividends. The excess dividends that the general shareholders’ meeting decides to distribute will be distributed proportionally to the equity interest held by shareholders in both class “A” and class “B” shares.
On July 6, 2023, the Group redomiciled to Luxembourg by way of a merger where Auna S.A.A. (absorbed entity) transferred all its assets and liabilities to Auna S.A. (surviving entity). As a result of the merger, the share capital and share premiums of Auna S.A.A. amounting to S/ 236,547 thousand and S/ 386,045 thousand, respectively, were derecognized. Furthermore, the share capital and retained losses of Auna S.A. amounting to S/ 8,820 thousand and S/ 2,012 thousand, respectively, were recognized. The difference between balances was allocated in “Merge and other reserves”.

On April 25, 2022, the General Shareholder´s Meeting approved the downstream merger between the Company and its shareholders Enfoca Discovery 1 S.A.C. and Enfoca Discovery Parallel S.A.C. The Company has recognized this merger as a common control transaction and it was recognized at historical cost. This transaction represents only an exchange of equivalent shares between the Company and its aforementioned shareholders, and the effect of this transaction was S/ 50 thousand recognized in equity in merger reserve as a result of the difference between the consideration paid (shares issued) and the capital of the legally disappearing companies. As a result of this merger, the former shareholders Enfoca Discovery 1 S.A.C. and Enfoca Discovery Parallel S.A.C. ceased to exist and the shareholders of these companies received shares in the Company.

B.	Other capital reserves
According to the Companies Act, the Company is required to allocate at least 5% of its annual net income to a legal reserve after deducting accumulated losses. This allocation is required until the reserve equals 10% of paid-in
capital. The legal reserve can be used to compensate losses in the absence of non-distributed
earnings or nonrestricted reserves and must be restored with future earnings. This reserve may also be capitalized, but it shall be subsequently restored.
As of December 31, 2024, the Group allocated S/ 13,230 thousand to a legal reserve (as of December 2023 and 2022 the Group allocated S/ 23,468 thousand and 5,074 to a legal reserve, respectively).

C.	Translation reserve
Translation reserve includes all exchange differences resulting from the translation of the financial statements of foreign operations. As of December 31, 2024, 2023 and 2022, the Group recognizes the translation differences of the consolidated financial statements of the subsidiary Auna
Colombia S.A.S.
and Auna México in translation reserve of the consolidated statement of profit or loss and other comprehensive income.

D.	Cost of hedging reserve
The cost of hedging reserve reflects gain or loss on the portion excluded from the designated hedging instrument that relates to the forward element of forward contracts and as well as the time value of purchased collar contracts. It is initially recognized in OCI and accounted for similarly to gains or losses in the hedging reserve.

E.	Hedging reserve
Hedging reserve includes the effective portion of the accumulated net change in the fair value of the hedging instruments used in cash flow hedges with subsequent recognition in profit or loss. This reserve is recognized net of deferred income tax.

F.	Merger and other reserves
In 2022, this account includes “other reserves” of S/ 161,915 thousand as a result of the initial and subsequent recognition of the “put liability” with the non-controlling
shareholders, in accordance with the SPA of Oncomedica S.A.
On September 28, 2022, the General Shareholder’s Meeting of the subsidiary Auna Salud S.A.C approved an increase in the capital by S/ 1,352,610 thousand through cash contributions received from Heredia Investments S.A.C., an indirect subsidiary of Enfoca Group (ultimate controlling party), as follows: (i) S/ 214,431 thousand to share capital and (ii) S/ 1,138,179 thousand to share premium. This contribution by this
Non-controlling
interest diluted the participation of Auna S.A. in Auna Salud S.A.C. and its controlled subsidiaries from 100% to 78.80%.
On August 31, 2023, a transfer of shares that Auna Salud S.A.C. maintained in Grupo Salud Auna México, S.A. de C.V. was made to transfer them to Auna S.A. This transfer diluted the
Non-controlling
interests held by Auna Salud S.A.C. and its controlled subsidiaries.

On March 21, 2024, the Company, through its subsidiary Auna Salud S.A.C., acquired the non-controlling
interest of Heredia Investments S.A.C., which held 21.2% of Auna Salud S.A.C., through a capital reduction of S/ 1,217,629 thousand. The Group wrote off the non-controlling
interest for S/ 159,910 thousand, with the corresponding debit entry in “Merger and other reserves” for S/ 1,076,628 thousand and credit entry in “Translation reserve” for S/ 18,909 thousand.
As of September 30, 2024, the Group has determined that the precedent conditions of the put and call options over the shares owned by the non-controlling
interest of Oncomédica S.A., agreed in the Share Purchase Agreement signed in the 2022, have not been, and will not be exercised. Therefore, in September 2024, the Group derecognized the put liability for S/ 118,906 thousand, as well as the “merger and other reserves” in equity for S/ 138,251 thousand (which includes S/ 7,099 thousand for the fair value update of the period) and the corresponding translation reserve for
S/ 19,345 thousand.

G.	Non-controlling interests
The following table summarizes the information related to each of the Group´s subsidiaries that has material NCI, before any intra-group eliminations.

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Total
December 31, 2024
NCI percentage	11.77%	2.66%	0.16%	39.00%	31.19%

Net assets	13,764	(10,188)	762,500	124,354	303,485	1,193,915

Net assets attributable to NCI	1,620	(271)	1,220	48,498	94,657	145,724

Profit (loss)	8,497	(2,927)	39,737	(697)	44,152	88,762
Other Comprehensive Income (OCI)	—	—	(42,500)	(16,128)	(37,329)	(95,957)

Total comprehensive income	8,497	(2,927)	(2,763)	(16,825)	6,823	(7,195)

Profit allocated to NCI	1,000	(78)	64	(272)	13,771	14,485
OCI allocated to NCI	—	—	(68)	(6,290)	(11,643)	(18,001)

Total comprehensive income allocated to NCI	1,000	(78)	(4)	(6,562)	2,128	(3,516)

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Auna Salud	Total
December 31, 2023
NCI percentage	30.47%	23.30%	21.38%	51.93%	44.84%	21.20%

Net assets	5,268	(7,293)	611,304	141,179	312,257	(154,070)	908,645

Net assets attributable to NCI	1,605	(1,699)	130,704	73,317	140,016	(32,662)	311,281

Profit (loss)	3,023	(4,782)	20,519	(2,699)	43,470	81,566	141,097
Other Comprehensive Income (OCI)	—	—	96,957	27,064	55,867	188,499	368,387

Total comprehensive income	3,023	(4,782)	117,476	24,365	99,337	270,065	509,484

Profit allocated to NCI	921	(1,114)	4,387	(1,402)	19,492	17,293	39,577
OCI allocated to NCI			20,731	14,055	25,051	39,961	99,798

Total comprehensive income allocated to NCI	921	(1,114)	25,118	12,653	44,543	57,254	139,375

In thousands of soles	Clínica Vallesur	Clínica Miraflores	PMLA	Clinica Portoazul	Oncomedica	Auna Salud	Total
December 31, 2022
NCI percentage	30.47%	23.30%	21.38%	51.93%	44.84%	21.20%	—

Net assets	2,243	(2,444)	493,913	116,815	230,063	1,054,425	1,895,015

Net assets attributable to NCI	684	(569)	105,605	60,664	103,160	223,538	493,082

Profit (loss)	1,149	802	(34,894)	20,895	38,702	(58,988)	(32,334)
Other Comprehensive Income (OCI)	—	—	(111,752)	(28,666)	(54,977)	100,761	(94,633)

Total comprehensive income	1,149	802	(146,646)	(7,771)	(16,275)	41,774	(126,967)

Profit allocated to NCI	350	187	(7,461)	10,851	17,354	(12,505)	8,776
OCI allocated to NCI	—	—	(23,894)	(14,887)	(24,652)	21,362	(42,071)

Total comprehensive income allocated to NCI	350	187	(31,355)	(4,036)	(7,298)	8,856	(33,295)

In 2024, 2023 and 2022, the Group paid dividends to
non-controlling
shareholders for S/ 1,150 thousand, S/ 6,841 thousand and S/ 131 thousand, respectively.